Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies Tables
Property and equipment is recorded at cost
Computer hardware (including survey equipment)	30% declining balance
Computer software	100% declining balance
Aircraft	10% declining balance
Furniture and other equipment	20% declining balance
Leasehold improvements	over the remaining term of the lease